Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure of Material Accounting Policy Information [Abstract]
Material Accounting Policies
3.
Material accounting policies

Basis of accounting

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the IASB.

The Company and its subsidiaries maintain their accounting records in accordance with IFRS Accounting Standards as issued by the IASB. The consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of certain properties and financial instruments that are measured at revalued amounts or fair values at the end of each reporting period, as explained in the accounting policies below, and for the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” (“IAS 29”) for the Group’s subsidiaries reporting in Turkish lira, as explained in the accounting policies below. The Group presents its statements of financial position in order of liquidity.

Offsetting

Financial assets and financial liabilities are offset and the net amount reported in the Consolidated Statements of Financial Position only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liability simultaneously. Income and expense are not offset in the Consolidated Statements of Profit or Loss unless required or permitted by any accounting standards or interpretations, and as specifically disclosed in the accounting policies of the Group.

The principal accounting policies adopted are set out below.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved when the Company has power over the investee; is exposed, or has rights, to variable returns from its involvement with the investee; and has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary.

Non-controlling interests

Non-controlling interests represent the portion of profit or loss and net assets of subsidiaries not owned, directly or indirectly, by the Company. Non-controlling interests may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Non-controlling interests are presented separately in the Consolidated Statements of Profit or Loss and within equity in the Consolidated Statements of Financial Position, separately from those attributable to the shareholders of the Company.

Hyperinflationary economy

The economy of Türkiye was designated as hyperinflationary from 30 June 2022. The Group has applied IAS 29 to its Turkish operations whose functional currencies are Turkish Lira from 29 January 2025. In applying IAS 29, the Turkish lira results and non-monetary asset and liability balances for relevant financial years have been revalued to their present value equivalent local currency amounts at the reporting date, based on the consumer price indexes issued by the Statistical Institute of Türkiye. Comparative periods are not restated per IAS 21 “The Effects of Changes in Foreign Exchange rates”. Türkiye’s annual inflation rate for the year ended 31 December 2025 was 30.89%.

For the Group’s operations in Türkiye:

− The gain or loss on the revaluation of net monetary assets resulting from IAS 29 application is recognized in the Consolidated Statements of Profit or Loss within Other gains/(losses);

− The Group presents the gain or loss on cash and cash equivalents as monetary items together with the effect of inflation on operating, investing and financing cash flows as one number in the Consolidated Statement of Cash Flows;

− The Group has presented the equity revaluation effects and the impact of currency movements within Consolidated Statement of Other Comprehensive Income as such amounts are judged to meet the definition of ‘exchange differences’.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash balances with NBRK, reverse repurchase agreements and unrestricted balances on correspondent accounts and deposits with other banks with original maturities within three months and are free from contractual encumbrances. Cash and cash equivalents are measured at amortized cost.

Mandatory cash balances with NBRK

Mandatory cash balances with NBRK represent funds in correspondent accounts with the NBRK and cash which are not available to finance the Group’s day to day operations and, hence, are not considered as part of cash and cash equivalents for the purpose of the Consolidated Statements of Cash Flows.

Due from banks

In the normal course of business, the Group maintains advances and deposits for various periods of time with other banks. Due from banks initially are recognized at fair value. Due from banks are subsequently measured at amortized cost using the effective interest method, and are carried net of allowance for impairment losses.

Property, equipment

Property, equipment and intangible assets, except land and buildings, are carried at historical cost less accumulated depreciation, with the exception of land which is not depreciated and any recognized impairment loss, if any. Depreciation on assets under construction and those not placed in service commences from the date the assets are ready for their intended use.

Depreciation of property, equipment and amortization of intangible assets is charged on the carrying value of property, equipment and intangible assets and is designed to write off assets over their useful economic lives. Depreciation has been calculated on a straight-line basis at 2% per annum for buildings and construction and 7%-50% for furniture and computers and intangible assets.

Leasehold improvements are amortized over the shorter of the life of the related leased asset or the lease term. Expenses related to repairs and renewals are charged when incurred and included in cost of goods and services in the Consolidated Statements of Profit or Loss, unless they qualify for capitalization.

Buildings and constructions held for use in the supply of services, or for administrative purposes, are stated in the Consolidated Statements of Financial Position at their revalued amounts, being the fair value at the date of revaluation determined on the basis of market data by qualified independent appraisers, less any subsequent accumulated depreciation and subsequent accumulated impairment losses. Revaluations are performed with sufficient regularity such that the carrying amounts do not differ materially from those that would be determined using fair values at the end of the reporting period.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or derecognition of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Goodwill

Goodwill represents the excess of the consideration transferred over the fair value of the net assets acquired in a business combination. Goodwill derived is based on a reasonable estimation of excess earning power expected from future business development. If the aggregate of the consideration transferred is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized as a gain from bargain purchase in the Consolidated Statements of Profit or Loss within Other gains/(losses).

Goodwill is not amortized but is tested for impairment at least annually at the reporting period or more frequently when an event occurs or circumstances change that indicate the carrying value may not be recoverable. An impairment loss recognized for goodwill is not reversed in a subsequent period. For the purpose of impairment testing, goodwill is allocated to each of the Group’s cash-generating units expected to benefit from the synergies of the combination.

On disposal of a subsidiary or the relevant cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Intangible assets (trademarks, brands)

Intangible assets, such as patents, trademarks, customer bases and brands are reported at cost less accumulated amortization (where they have finite useful lives) and accumulated impairment losses.

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives at a 7%-33.3% per annum. The estimated useful life and amortization method are reviewed as at each reporting date, with the effect of any changes in estimate being accounted for on a prospective basis.

Intangible assets with indefinite useful lives are not amortized. The Group performs an analysis of product life cycle and studies market trends to provide evidence that the product will generate net cash inflows for the Group for an indefinite period. Each period, the useful lives of such assets are reviewed to determine whether events and circumstances continue to support an indefinite useful life assessment for the asset. Such assets are tested for impairment at least annually and whenever there is an indication at the end of a reporting period that the asset may be impaired.

Capitalization of internally-generated intangible assets

An internally-generated intangible asset arising from development is recognised if, and only if, all of the following conditions have been demonstrated:

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The technical feasibility of completing the intangible asset so that it will be available for use or sale;
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The intention to complete the intangible asset and use or sell it;
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The ability to use or sell the intangible asset;
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How the intangible asset will generate probable future economic benefits;
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The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset;
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The ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognised for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognised, development expenditure is recognised in profit or loss in the period in which it is incurred.

Inventory

Inventories, comprising of goods, are stated at the lower of cost and net realisable value. Cost comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the weighted average cost method. Net realisable value represents the estimated selling price less all estimated costs of completion and estimated costs necessary to make the sale.

Impairment of non-financial assets

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net income before tax as reported in the Consolidated Statements of Profit or Loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the Consolidated Statements of Financial Position and the corresponding tax bases. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable profit nor net income before tax.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred income tax assets and deferred income tax liabilities are offset and reported net on the Consolidated Statements of Financial Position if:

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The Group has a legally enforceable right to set off current income tax assets against current income tax liabilities; and
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Deferred income tax assets and the deferred income tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.

Provision for Uncertain Tax Positions

The Group records a provision for uncertain tax positions if it is probable that the Group will have to make a payment to tax authorities upon their examination of a tax position. This provision is measured at the Group’s best estimate of the amount expected to be paid. Provisions are reversed to income in provision for (recovery of) income taxes in the period in which management determines they are no longer required or as determined by statute.

Taxes Other than Taxes on Income

The Republic of Kazakhstan and Türkiye also have various other taxes that are not taxes on income, which are assessed on the Group’s activities. These taxes are included as a component of cost of goods and services or general & administrative expenses in the Consolidated Statements of Profit or Loss.

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that the Group will be required to settle the obligation and a reliable estimate can be made of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably. The expense relating to a provision is presented in the Consolidated Statements of Profit or Loss net of any reimbursement.

Share-based compensation

Equity-settled share-based payments (such as “share options”) are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based vesting conditions.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of equity instruments that will eventually vest. At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves. Options are forfeited if the employee leaves the Group before the options vest and no additional expense will be recognised.

The Group applies the graded vesting method on granted share options that vest in instalments over the vesting period. Each installment is separately measured and attributed to expense over the vesting period.

Contingencies

Contingent liabilities are not recognized in the consolidated statements of the financial position but are disclosed unless the possibility of any outflow in settlement is remote. A contingent asset is not recognized in the Consolidated Statements of Financial Position but disclosed when an inflow of economic benefits is probable.

Financial instruments

The Group recognizes financial assets and liabilities on its Consolidated Statements of Financial Position when it becomes a party to the contractual obligation of the instrument. Regular way purchases and sales of financial assets and liabilities are recognized using settlement date accounting.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets

All recognized financial assets that are within the scope of IFRS 9 are required to be measured subsequently at amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

Under IFRS 9, all debt financial assets that do not meet a “solely payment of principal and interest” (“SPPI”) criterion, are classified at initial recognition as fair value through profit or loss (“FVTPL”). Under this criterion, debt instruments that do not correspond to a “basic lending arrangement”, are measured at FVTPL. For debt financial assets that meet the SPPI criterion, classification at initial recognition is determined based on the business model under which these instruments are managed:

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Financial assets, other than equity investments, that are managed on a “hold to collect” basis are measured at amortized cost;
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Financial assets, other than equity investments, that are managed on a “hold to collect and for sale” basis are measured at fair value through other comprehensive income (“FVTOCI”);
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Financial assets, including equity investments, that are managed on another basis, including trading financial assets, will be measured at FVTPL.

Equity financial assets are required to be classified at initial recognition as FVTPL unless an irrevocable designation is made to classify an instrument as FVTOCI. For equity investments classified as FVTOCI, all realised and unrealised gains and losses, except for dividend income, are recognized in other comprehensive income with no subsequent reclassification to profit or loss.

Financial assets, other than equity investments, that are measured subsequently at amortized cost or at FVTOCI are subject to impairment.

After initial measurement, amortized cost financial assets are measured using the effective interest rate method, less any impairment losses. The fair value of FVTPL and FVTOCI financial assets is determined under IFRS 13 “Fair Value Measurement” (“IFRS 13”). The fair value gains or losses for FVTPL are recognized in the statements of profit or loss and for FVTOCI are recognized in the other comprehensive income, until these instruments are disposed.

Equity investments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured are measured at cost less any identified impairment losses at the end of each reporting period. These instruments are accounted for at fair value under IFRS 9. The Group has designated these investments in equity instruments at FVTOCI as the Group plans to hold them in the long term for strategic reasons.

The Group enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign exchange rate risk, including foreign exchange forward contracts, interest rate swaps and cross currency swaps. All derivative financial instruments are classified as held for trading and measured at fair value through profit or loss and are not designated for hedge accounting.

Expected credit loss (“ECL”) measurement – definitions

ECL is a probability-weighted measurement of the present value of future cash shortfalls (i.e., the weighted average of credit losses, with the respective risks of default occurring in a given time period used as weights). An ECL measurement is unbiased and should be determined by evaluating a range of possible outcomes.

An ECL measurement of allowance for impairment losses is based on four components used by the Group:

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Exposure at Default (“EAD”) – an estimate of exposure at a future default date, taking into account expected changes in exposure after the reporting date, including repayments of principal and interest, and expected drawdowns on committed facilities.
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Probability of Default (“PD”) – an estimate of the likelihood of default to occur over a given time period.
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Loss Given Default (“LGD”) – an estimate of a loss arising on default. It is based on the difference between contractual cash flows due and those that the lender would expect to receive, including from any collateral. It usually expressed as a percentage of EAD.
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Discount Rate – a tool to discount an expected loss from the present value at the reporting date. The discount rate represents the effective interest rate (“EIR”) for the financial instrument or an approximation thereof.

Default and credit-impaired assets

The financial asset is considered to be in default, or credit impaired, when it meets one or more of the following criteria:

For loans to customers:

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The borrower is more than 90 days past due on its contractual payments;
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The bank has sold part of borrower’s debt with losses;
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The loan had experienced a forced restructuring due to a deterioration in borrower creditworthiness;
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The borrower is deceased (retail loans);
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The borrower’s debt was partially or fully written off due to a deterioration in the borrower’s financial condition.

For other financial assets, debt securities and due from banks:

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The counterparty or issuer rated at C or less per global rating agencies;
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The counterparty or issuer is more than 30 days past due;
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The counterparty or issuer has significant deterioration of operating results.

Significant increase in credit risk (“SICR”)

The SICR assessment is performed on an individual basis and on a portfolio basis. SICR for individually significant loans is assessed on an individual basis by monitoring the triggers stated below. The criteria used to identify a SICR are monitored and reviewed periodically for appropriateness by the Group’s risk department.

The Group considers a financial instrument to have experienced a SICR when one or more of the following quantitative, qualitative or subsidiary criteria have been met:

For loans to customers:

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Increase in lifetime probability of default over defined thresholds;
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The number of days past due is more than 30 but less than 90;
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External factors affect the solvency of individual groups of individuals (such as natural disasters, closure of the city-forming enterprise in the region, etc.).

For other financial assets, debt securities and due from banks:

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Deterioration of the counterparty’s or issuer’s rating by 4 notches;
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Deterioration of the counterparty’s or issuer’s rating up to CCC+ as per global rating agencies;
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Deterioration of operating results of the counterparty or issuer.

ECL measurement – description of estimation techniques

General principle

For financial assets that are not purchased or originated credit impaired (“POCI”) assets, ECLs are generally measured based on the risk of default over one of two different time periods, depending on whether the borrower’s credit risk has increased significantly in a three-stage model for ECL measurement:

Stage 1: a group of financial instruments for which no significant increase in the credit risk level has been recorded since initial recognition and provisions for this group are created as 12-month ECL, and interest income is calculated based on the gross carrying amount of the financial asset.

Stage 2: a group of financial instruments for which a significant increase in the credit risk level has been recorded since the initial recognition and provisions for which equal ECL for the instrument’s lifetime, and interest income is calculated based on the gross carrying amount of the financial asset.

Stage 3: a group of credit-impaired financial instruments, for which provisions equal the ECL amount for the instrument’s lifetime, and interest income is accrued based on the carrying amount of the asset, net of the loss allowance.

ECL for POCI financial assets is always measured on a lifetime basis (Stage 3), and at the reporting date, the Group only recognizes the cumulative changes in lifetime expected credit losses since initial recognition.

The Group performs individual assessments for credit-impaired loans.

The Group performs assessments on a portfolio basis for retail loans and loans issued to small and medium entities (“SMEs”). This approach incorporates aggregating the portfolio into homogeneous segments based on borrower-specific information, such as delinquency, historical data on losses and forward-looking macroeconomic information.

Macroeconomic overlay and macroeconomic scenarios

The Group incorporates forward looking information in its impairment calculations via macroeconomic models, which leads to a direct adjustment of default probabilities. To develop a future realization of these macroeconomic parameters, the Group uses three scenarios - a base scenario, an optimistic scenario and a pessimistic scenario. The latter two scenarios are assigned weights of 18% and 29% (31 December 2024: 18% and 29%). The base scenario is assigned a weights of 53% (31 December 2024: 53%). For each scenario a set of values for the relevant macroeconomic variables is used as an input for the macroeconomic model, which subsequently is applied to adjust the relevant input parameter.

The List of Macroeconomic Indicators

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Change of nominal exchange rate USD/KZT;
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Change of base rate KZT.

ECL measurement – description of estimation techniques

Principles of individual assessment – ECL assessments on an individual basis are done by weighting the estimates of credit losses for different possible outcomes against the probabilities of each outcome. The Group defines three possible outcomes for each loan.

Principles of portfolio assessments – to assess the staging of exposure and to measure a loss allowance on a collective basis, the Group combines its exposures into segments on the basis of shared credit risk characteristics, so that exposure to risk within a group are homogeneous.

Examples of shared characteristics include product type and the amount of loan.

Two types of PDs are used to calculate ECLs: 12-month and lifetime PD:

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12-month PDs – the estimated probability of a default occurring within the next 12 months (or over the remaining life of a financial instrument if less than 12 months). This parameter is used to calculate 12-month ECLs. An assessment of a 12-month PD is based on the latest available historical default data and adjusted for forward-looking information;
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Lifetime PDs – the estimated probability of a default occurring over the remaining life of a financial instrument. This parameter is used to calculate lifetime ECLs. An assessment of a lifetime PD is based on the latest available historical default data and adjusted for forward looking information.

To calculate lifetime PD, the Group uses different statistical approaches depending on the segment and product type, such as the extrapolation of 12-month PDs based on migration matrixes, developing lifetime PD curves based on the historical default data, and hazard rate approach.

LGD represents the Group’s expectation of the extent of loss on a defaulted exposure and assessed on a collective basis based on the latest available recovery statistics.

For unsecured loans, the Group calculates LGD based on historical NPL collection statistics. For loans secured by cars, real estate, cash and liquid securities, the Group calculates LGD based on specific collateral characteristics, such as projected collateral values and historical sales discounts.

Modification of loans to customers

The Group modifies loans to customers in temporary financial difficulty in order to allow a borrower to recover solvency. Modification of loans is provided in the form of short-term revision of loan terms and may include the reduction of interest rate, reduction of monthly payment amount, extension of the loan term, or a combination of these measures that do not lead to derecognition of the financial asset. After the recovery period, pre-modification contractual terms are to be applied. The recovery period is agreed in the modification terms, but in most cases is set for 6 months.

Modification of loan is provided only once and to the borrowers with overdue less than 90 days on a modification date, where sufficient grounds exist to support its recoverability. During the recovery period, such modified loans are classified to Stage 3, with corresponding increase in loss allowance. After the recovery period, such modified loans are allocated to the relevant impairment category, based on its days past due and impairment methodology.

Restructuring of loans to customers

The Group restructures loans of defaulted borrowers by providing an interest free extended schedule. The new loan schedule has an annuity structure with no grace period. Loans that were restructured after derecognition are deemed to be POCI (purchased or originated credit impaired). The difference recognized as a derecognition gain or loss, to the extent that an impairment loss has not already been recorded. The Group continues to recognize restructured impaired loans at Stage 3 for at least 1 year, in case if loan was not derecognized otherwise and classified as POCI.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss as provision expense. On derecognition of a financial asset other than in its entirety, the Group allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognizes on the basis of the relative fair values of those parts on the date of the transfer.

Financial liabilities

Financial liabilities, such as due to banks, customer accounts, debt securities issued, subordinated debt, trade liabilities and other financial liabilities are initially recognized at fair value. Subsequently amounts due are stated at amortized cost and any difference between carrying and redemption value is recognized in the Consolidated Statements of Profit or Loss over the period of the borrowings using the effective interest method as a component of interest expense.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled, or expired. Where an existing financial liability is replaced by another from the same counterparty on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a de-recognition of the original liability and the recognition of a new liability, and the difference between the carrying amount of the financial liability derecognized and the consideration paid is recognized in the Consolidated Statements of Profit or Loss.

Recognition of interest income and expense

Financial assets include products such as consumer loans, merchant financing, BNPL and car financing, securities and deposits placed with banks. Interest income from a financial asset is recognized when it is probable that the economic benefits will flow to the Group and the amount of income can be measured reliably.

Interest income and expense are recognized on an accrual basis using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial asset or a financial liability (or group of financial assets or financial liabilities) and of allocating the interest income or interest expense over the relevant period.

The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts (including all fees paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial instrument or, (where appropriate) a shorter period to the gross carrying amount.

Interest earned on assets at fair value is classified within interest income.

All other fees and commissions are accounted for in accordance with IFRS 15.

Revenue recognition

Net fee revenue of the Group is comprised of fee revenue from each of our segments, which is accounted for in accordance with IFRS 15, net of rewards. IFRS 15 requires the application of a “five steps” process to determine the appropriate manner and timing for revenue recognition. The following accounting policies describe each of these steps for our material sources of revenue.

Payments fee revenue includes transaction revenue (from both merchants and retail customers) and membership revenue.

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Transaction revenue:
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Transaction revenue from merchants, as our customers, is generated pursuant to for payments processing service agreements. The Group’s performance obligation is to process payments made to or by merchants and the transaction price is determined as a percentage of the value of goods or services being sold by merchants and/or otherwise transacted by consumers and therefore processed through Kaspi.kz. The incentives in form of bonus (rewards) are accounted as variable consideration payable and decrease the transaction price. Allocation of the transaction price is based on the relative standalone selling prices and transactions underlying each performance obligation. Revenue is recognized at point in time when a transaction is processed. The Group has determined that it is a principal to payments processing services for merchants that use the Kaspi Payments platform, as it is primarily responsible for fulfilling the contractual terms because it is primarily responsible for the quality of the payment processing services and directly deals with the retail customer and merchant. In addition, the Group has discretion in establishing the price that it charges to merchants for the specified services. Therefore, the Group recognizes revenue of the gross amount of agreed consideration to which it expects to be entitled in exchange for the services transferred. Transaction fees from merchants are earned for processing payment services such as bill payments for regular household needs, QR code payments for purchases both online and in-store, B2B (business to business) and processing of our debit cards and third-party issued cards through the Kaspi Payments platform.
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Transaction revenue from retail customers, as our customers, is generated pursuant to debit payment card service agreements. The Group’s performance obligation is to process payments initiated by retail customers. The transaction price is determined as a percentage of the payment amount and is allocated to each performance obligation (transaction processing) on a standalone basis. Revenue is recognized at point in time when a transaction is processed. The Group is the principal for payment processing services relating to retail customers’ (debit card holders) use of the Kaspi Payments platform. As a result, revenue is recognized on a gross basis, as the Group is primarily responsible for fulfilling the payment processing on its own payments platform and has discretion in establishing the selling price of the payment processing service to the retail customer, irrespective of the costs the Group incur in instances where the Group may utilize other payment intermediaries. Transaction fees from customers using Kaspi Payments platform are earned for processing payment services such as debit card transactions and P2P payments to other banks’ cards. When using third-party payments platforms or networks (e.g., Visa/Mastercard), the Group is an agent for the payment processing services to retail customers (debit card holders) and, therefore, revenue is recognized on a net basis, as the Group is not primarily responsible for fulfilling the payment processing on third parties’ payments platforms/networks and has no discretion in establishing the selling price of the payment processing service to the retail customer on third party payment platforms/networks. Transaction fees from customers using third-party payments platform are earned for processing debit card transactions.
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Membership revenue is generated from annual and monthly fees earned during the period. Membership fee revenue is deferred and recognized over the terms of the applicable memberships on a straight-line basis. Membership fees are paid on a monthly basis or paid up front at the beginning of the applicable membership period by retail customers and merchants for accessing various Kaspi.kz services. Memberships are cancellable and non-refundable.

Marketplace fee revenue includes seller fees paid by merchants from our “3P” marketplace business, including Hepsiburada marketplace, Kaspi Travel, advertising and delivery transactions originated during both online and in store shopping. It also includes revenue from Kolesa Group, largest car and real estate classifieds platform in Kazakhstan, Autoelon.uz — car marketplace and member of the Kolesa Group in Uzbekistan and Digital Classifieds LLC mobile classified app in Azerbaijan.

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“3P” Marketplace business fee revenue is generated through merchants, our customer in this case, selling their products and services directly to retail consumers through Kaspi.kz Super App and Hepsiburada marketplace pursuant to contracts with the Group. The facilitation of transfer of products and services through the Kaspi.kz Super App and Hepsiburada marketplace from the merchant to the retail consumer is considered a performance obligation of the Group and the transaction price is generally determined as a percentage of the value of goods or services being sold by the merchant to the retail consumer. The incentives in form of bonus (rewards) are accounted as variable consideration payable and decrease the transaction price. Transaction price for delivery revenue is determined in accordance with the applicable delivery tariffs. Allocation of the transaction price is based on the relative standalone selling price of the transaction service underlying each performance obligation. The Group recognizes revenue from the merchant when the retail customer obtains control over the merchant’s products or services. The Group is an agent in the transaction between a merchant and a retail consumer, as the Group does not obtain control over the specified good or service before it is transferred to the retail consumer, does not have discretion in establishing the prices for the specified good or service and is not primarily responsible for fulfilling the obligation to provide the specified good or service. Revenue is recognized on a net basis at point in time when the retail customer obtains control over the merchant’s products or services. The Group is a principal for delivery revenue, as it is primarily responsible for fulfilling the performance obligations and has discretion in establishing the tariffs.

Fintech fee revenue:

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Banking service fees are the main part of Fintech fee revenue and are recognized under banking service agreements with retail customers, our customers in this case. The Group’s performance obligations under these agreements are to provide additional cancellable banking services, that fall beyond standard services. These services include: access to a wide network of Kaspi ATMs with cash withdrawals free of charge with higher limits than general free cash withdrawal limits; 24-hour service line support for borrowers, transfers of loan amounts between Kaspi customers’ accounts and ability to use these funds for bill payments, transfers and other transactions via mobile application; SMS and mobile push notification/reminder services related to loans; issuance of loan statements/certificates free of charge via mobile application, and other services. The transaction price is determined as a fixed, monthly fee for access to these services and is allocated on a single performance obligation basis over the period of the banking service agreements. The Group is a principal under these agreements, as it is primarily responsible for fulfilling the performance obligations and has discretion in establishing the prices for services. As a result, the revenue is recognized on a gross basis over the period in which the services are provided, typically monthly.

Retail revenue includes revenue from the sale of consumer goods on Hepsiburada marketplace, revenue from e-Grocery transactions for the sale of products and related delivery fees, and revenue from e-cars transactions for the sale of cars. Retail revenue is generated by selling products directly to buyers via Kaspi.kz Super App and Hepsiburada marketplace, and by selling cars via Kolesa App. Revenue is initially measured at the amount of consideration to which the entity expect to be entitled for goods purchased and is recognized at a point in time upon delivery when control of the goods has transferred to the customer, reduced by the estimates for return allowances, promotional discounts and rebates. The Group is the principal in a transaction with an end consumer and earns revenue on a gross basis.

Rewards are designed to change customer behavior and promote daily use of our Super App and ensure growth in customer engagement across all our platforms. Retail customers of the Group earn and accumulate bonuses (rewards) for purchases/transactions made with merchants that are also customers of the Group. Retail customers can then use bonuses earned for future purchases/transactions. Liabilities to pay bonuses are accrued on a transactional basis as a percentage from the transaction price of products sold or services provided and are accounted in Other liabilities (Note 22). Kaspi rewards do not have an expiration and are accounted as 1 bonus = 1 KZT, Hepsiburada rewards have variable expiration and are accounted 1 bonus = 1 TRY. Bonuses are accounted as variable consideration paid to customers and do not give rise to a future material right. In accordance with IFRS 15 “Revenue from contracts with customers” these bonuses are presented as a deduction from revenue. For segment reporting purposes we continue to account for rewards as selling and marketing expenses and allocate accordingly.

Share capital and share premium

Contributions to share capital are recognized at cost. Non-cash contributions are not included into the share capital until realized in cash.

Costs directly attributable to the issue of new shares, other than on a business combination, are deducted from equity net of any related income taxes.

Treasury shares repurchased from shareholders are recognized at cost of acquisition. When such repurchased treasury shares are further sold, any difference between their selling price and the cost of acquisition is charged to share capital (if positive) or to retained earnings (if negative). Where repurchased treasury shares are retired, the carrying value thereof is reduced by the amount paid by the Group at repurchase thereof, with the share capital respectively reduced by the par value of such retired shares restated, where applicable, for inflation, and the resulting difference is charged to retained earnings.

Dividends on common shares are recognized in equity as a reduction in the period in which they are declared.

Equity reserves

The reserves recorded in equity (other comprehensive income) on the Group’s Consolidated Statements of Financial Position include revaluation reserve of financial assets and other reserves, which comprise changes in fair value of financial assets at FVTOCI and allowance for impairment losses for debt instruments measured at FVTOCI, and foreign currency translation reserve, which is used to record exchange differences arising from the translation of the net investment in foreign operation.

Retirement and other benefit obligations

In accordance with the requirements of the Republic of Kazakhstan and Türkiye in which the Group operates, certain percentages of pension payments are withheld from total disbursements to employee to be transferred to pension fund, such that a portion of salary expense is withheld from the employee and instead paid to a pension fund on behalf of the employee. This expense is charged to the Consolidated Statements of Profit or Loss in the period in which the related salaries are earned. Upon retirement, all retirement benefit payments are made by the pension fund. The Group does not have any pension arrangements separate from the pension system of the Republic of Kazakhstan. In addition, the Group has no post-retirement benefits or other significant compensated benefits requiring accrual.

Areas of significant management judgment and sources of estimation uncertainty

The preparation of the Group’s consolidated financial statements requires management to make estimates, judgments and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical judgments in applying accounting policies

The critical judgments, apart from those involving estimations (see below), that the Group management has made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements. Significant judgments have been made in the business model assessment, significant increase in credit risk, models and assumptions used which are discussed in Note 3 below.

Key sources of estimation uncertainty

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Assessment of significant increase of credit risk

As explained in Note 3, ECL are measured as an allowance equal to 12-month ECL for Stage 1 assets, or lifetime ECL assets for Stage 2 or Stage 3 assets. An asset moves to Stage 2 when its credit risk has increased significantly since initial recognition. IFRS 9 does not define what constitutes a significant increase in credit risk. In assessing whether the credit risk of an asset has significantly increased the Group takes into account qualitative and quantitative, reasonable and supportable, forward looking information.

Incorporation of forward looking information

When measuring ECL, the Group uses reasonable and supportable forward looking information, which is based on assumptions for the future movement of different economic drivers and how these drivers will affect credit risk. Refer to Note 30 for more details, including analysis of the sensitivity of the reported ECL to changes in estimated forward looking information.

Models and assumptions used

The Group uses various models and assumptions in measuring fair value of financial assets as well as in estimating ECL. Judgement is applied in identifying the most appropriate model for each type of asset, as well as for determining the assumptions used in these models, including assumptions that relate to key drivers of credit risk. See Note 30 for more details on ECL and Note 28 for more details on fair value measurement.

Fair value measurement and valuation process

In estimating the fair value of a financial asset or a liability, the Group uses market-observable data to the extent it is available and classifying such financial assets as Level 1 or Level 2 instruments. Where such inputs are not available, the Group uses valuation models to determine the fair value of its financial instruments with respective classification of such financial assets as Level 3 instruments. Refer to Note 28 for more details on fair value measurement.

The Group considers that the accounting estimate related to valuation of financial instruments where quoted markets prices are not available is a key source of estimation uncertainty because: (i) it is highly susceptible to change from period to period because it requires management to make assumptions about interest rates, volatility, exchange rates, the credit rating of the counterparty, valuation adjustments and specific feature of the transactions and (ii) the impact that recognizing a change in the valuations would have on the assets reported on its Consolidated Statements of Financial Position as well as its profit or loss could be material.

Had the management used different assumptions regarding the interest rates, volatility, exchange rates, the credit rating of the counterparty and valuation adjustments, a larger or smaller change in the valuation of financial instruments where quoted market prices are not available, would have resulted that could have had a material impact on the Group’s reported net income.

Adoption of new and revised Standards

New and revised IFRS Accounting Standards as issued by the IASB that are effective for the current year

The following amendments and interpretations are effective for the Group beginning 1 January 2025:

Amendments to IAS 21- Lack of Exchangeability	1 January 2025
Amendments to the SASB standards to enhance their international applicability	1 January 2025

The above standards and interpretations were reviewed by the Group's management and determined to not have a significant effect on these consolidated financial statements of the Group.

New and revised IFRS Accounting Standards as issued by the IASB in issue but not yet effective

At the date of authorization of these consolidated financial statements, the Group has not applied the following new and revised IFRS Accounting Standards as issued by the IASB that have been issued but are not yet effective:

New or revised standard or interpretation	Applicable to annual reporting periods beginning on or after
Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	1 January 2026
Annual Improvements to IFRS Accounting Standards — Volume 11	1 January 2026
IFRS 18 Presentation and Disclosures in Financial Statements	1 January 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	1 January 2027

The management does not expect that the adoption of the Standards listed above to have a material impact on these consolidated financial statements of the Group in future periods.